Income Taxes (Tables)	12 Months Ended
May 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

The components of the net deferred tax assets for the year ended May 31, 2021 and 2020 are as follows:

	Year ended May 31, 2021	Year ended May 31, 2020
Net Operating Loss	$1,926,000	$770,000
Impairment of cost method investment	129,000	-
Accrued Expenses	98,000
Allowance for Doubtful Accounts	10,000
Gross deferred tax asset	2,163,000	770,000
Less: Valuation allowance	(1,972,000)	(825,000)
Net deferred tax asset	$191,000	$55,000
Deferred tax liabilities:
Amortization of intangible assets	(98,000)	(55,000)
Depreciation	(93,000)
Net deferred assets/liabilities	-	-

Schedule of Reconciliation of the Statutory Federal Income Tax Rate

The table below summarizes the reconciliation of our income tax provision computed at the federal statutory rate of 21% for the years ended May 31, 2021 and 2020 and the actual tax provisions for the year ended May 31, 2021 and 2020.

	2021	2020

Expected provision (benefit) at statutory rate	(21.0)%	(21.0)%
State taxes, net of federal tax benefit	(4.4)%	(4.4)%
Permanent differences-stock based compensation	9.0	15.0
Increase in valuation allowance	16.4%	10.4%
Total provision (benefit) for income taxes	0.0%	0.0%